Debentures, Bank Loans and Credit (Details Textual) ₪ / shares in Units, $ / shares in Units, ₪ in Millions, $ in Millions		1 Months Ended									12 Months Ended
	Mar. 03, 2014	Jan. 23, 2018 ILS (₪)	Oct. 31, 2017 ILS (₪) ₪ / shares	Sep. 18, 2016 ILS (₪)	May 26, 2016 $ / shares	Apr. 01, 2016 ILS (₪)	Aug. 10, 2014 USD ($)	Feb. 19, 2014	Sep. 28, 2010	Sep. 21, 2010 ILS (₪)	Dec. 31, 2018 ILS (₪) ₪ / shares		Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ILS (₪)	Jan. 16, 2017 ILS (₪)	Dec. 31, 2016 USD ($)	Jan. 20, 2016 USD ($)	Dec. 31, 2015 USD ($)	Aug. 01, 2013 ILS (₪)	Jan. 31, 2012 ILS (₪)
Disclosure of detailed information about financial instruments [line items]
Notes and debentures issued											₪ 5,537					₪ 8,748
Description of debentures											For Debentures (Series 9-10) in the amount of NIS 3.1 billion and for loans from financial institutions in the amount of NIS 1.3 billion, grounds for the immediate repayment of the loans in the event of a change in control were included, following which the current controlling shareholders in Bezeq will cease to be controlling shareholders, with the exception of: (1) transfer of control to a transferee that received approval for control in Bezeq in accordance with the provisions of the Telecommunications Law and/or the Telecommunications Order; or (2) transfer of control in which the transferee holds control together with the current controlling shareholders in Bezeq, provided that the holding rate of the current controlling shareholders in Bezeq in the shares of Bezeq does not fall below 50.01% of the total shares of Bezeq held by the controlling shareholders together; or (3) a change in control to be approved by a meeting of the debenture holders/lenders.
Senior secured notes description								B Communications issued $800 of Senior Secured Notes (the "Notes") due 2021 that bear 7⅜% annual interest paid semi-annually.
Description of purchase price range					B Communications (SP4) LP, had invited holders of the Notes to submit tenders to purchase their Notes for cash within a purchase price range of $1.00 to $1.07 per $1.00 nominal amount of the Notes.						According to the indenture of the Series C debentures, as a result of Midroog’s rating downgrade as of June 3, 2018 from A1.il to A2.il, the annual coupon of the Series C debentures was increased by 0.25% from 3.6% to 3.85% as of December 3, 2018.
Debentures balance											₪ 6,250
Repurchase of notes													₪ 33	₪ 33
Equity shareholder without non controlling interest											(453)	[1]				₪ 177
Equity post distribution											₪ 800
Repayment of dividend											75.00%
Amount of debentures and banks loans											₪ 2,600
Loan amount											2,200
USD [Member]
Disclosure of detailed information about financial instruments [line items]
Equity shareholder without non controlling interest | $															$ (121)
Aggregate par value of notes | $ / shares					$ 18.6
Bezeq [Member]
Disclosure of detailed information about financial instruments [line items]
Loans from financial institutions											₪ 1,200
Board of Directors [Member] | USD [Member]
Disclosure of detailed information about financial instruments [line items]
Notes and debentures issued | $																			$ 50
Consideration paid (received) | $							$ 50
Increased program additional | $																			$ 50
Purchase notes, par value | $																		$ 65		$ 65
Private placement [Member]
Disclosure of detailed information about financial instruments [line items]
Consideration paid (received)		₪ 249
Debenture Private Placement		₪ 240
Series C Debentures [Member]
Disclosure of detailed information about financial instruments [line items]
Outstanding par value | ₪ / shares			₪ 205								₪ 41
Description of debentures			Company's outstanding Series C Debentures, reflecting an exchange ratio of 1:1.11 (NIS 1.11 principal amount of Series D Debentures for NIS 1 principal amount of Series C Debentures).	The principal of the Series C Debentures will be payable in four equal instalments payable on November 30 of each of the years 2020 through 2023 and one instalment payable on November 30, 2024. Each of the first four instalments will be equal to 7.5% of the principal amount of the aggregate amount of the Series C Debentures issued and the last instalment will equal to 70% of such principal amount. The annual coupon of the Series C Debentures is 3.6% and is denominated in NIS. The interest on the outstanding principal of the Series C Debentures is payable in semi-annual payments on May 31 and November 30 of each year.					The Series C Debentures are payable in four equal annual installments on March 10 of each of the years 2016 through 2019 and pay interest at a fixed annual rate of 4.45% which is payable semi-annually on March 10 and September 10 of each of the years 2011 through 2019 (the first interest payment was made on March 10, 2011, and the last interest payment is payable on March 10, 2019). The Series C Debentures are NIS denominated and are linked to the Israeli CPI.
Principal amount			₪ 1
Private placement par value			₪ 227														₪ 118
Debentures par value				₪ 1,900
Description of transactions with related party											B Communications undertook to refrain from creating in favor of any third party a lien of any ranking whatsoever over its direct and/or indirect holdings of 691,361,036 shares of Bezeq, including any of the rights accompanying such shares (hereinafter, the “Undertaken Shares”) without the prior consent of the holders of the Series C Debentures by a special resolution (hereinafter, “Negative Lien Undertaking”).
Financial debt amount (principal)											₪ 400
Percentage of issued and paid-up capital											0.25%
Equity shareholder without non controlling interest											₪ 650
Series D Debentures [Member]
Disclosure of detailed information about financial instruments [line items]
Outstanding par value | ₪ / shares											₪ 681
Description of debentures	(i) 10% of the principal amount on September 15, 2018 and 2019; (ii) 30% of the principal amount on September 15, 2020 and 2021; and (iii) the final 20% of the principal amount on September 15, 2022. Series D Debentures bear annual interest of 6% payable on March 15 and September 15 of each of the years 2014-2022, other than the first interest payment which was made on September 15, 2014. Both principal and interest are linked to the Israeli CPI as of January 2014.
Series B Debentures [Member]
Disclosure of detailed information about financial instruments [line items]
Additional debentures of private placement																					₪ 180	₪ 126
Par value of debenture											₪ 226
Issuance amount										₪ 400
Private placement par value						₪ 148
Aggregate consideration amount						₪ 162
Interest at fixed annual rate description											The Series B Debentures are denominated in NIS, bear interest at a fixed annual rate of 6.5% which is payable semi-annually on March 31 and September 30 of each of the years 2011 through 2019 (the first interest payment was made on March 31, 2011 and the last interest payment is payable on March 31, 2019).
Series 9 and 10 [Member] | Bezeq [Member]
Disclosure of detailed information about financial instruments [line items]
Loans from financial institutions											₪ 1,300
Private placement [Member]
Disclosure of detailed information about financial instruments [line items]
Private placement par value																	₪ 118

[1]	For information regarding early adoption of IFRS 16, Leases, see Note 2.I.1